Business Combination (Tables)	12 Months Ended
Dec. 31, 2013
Business Combination
Schedule of allocation of the purchase price
As of December 10, 2012
RMB

Identifiable intangible assets:
Brand name	2,141
Customer relationships	1,637
Source code	933
Identifiable assets acquired	4,711
Goodwill	789
Cash consideration	5,500